Receivables (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net	$ 2,880	$ 3,199	$ 3,257
Unbilled recoverable amounts primarily from governments that are expected to be collected after one year	44	48
Billed trade accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net		1,627	1,794
Unbilled recoverable amounts under contracts in progress [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net		1,176	1,300
Other receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, net		$ 396	$ 163